UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Strategic Total
                                                  Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  2020 Calamos Court, Naperville
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors, LLC,
                                         2020 Calamos Court,
                                         Naperville, Illinois
                                         60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2005

DATE OF REPORTING PERIOD: July 31, 2005


                       CALAMOS STRATEGIC TOTAL RETURN FUND

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)



                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (39.2%)
                   CONSUMER DISCRETIONARY (10.1%)
$ 4,338,000        Asbury Automotive Group, Inc.^
                   8.000%, 03/15/14                             $     4,338,000
  6,941,000        Aztar Corp.^
                   7.875%, 06/15/14                                   7,426,870
  9,852,000        Beazer Homes USA, Inc.
                   8.375%, 04/15/12                                  10,627,845
  4,338,000        Boyd Gaming Corp.
                   7.750%, 12/15/12                                   4,663,350
  7,375,000   GBP  EMI Group, PLC
                   9.750%, 05/20/08                                  14,250,344
 17,352,000        Goodyear Tire & Rubber
                   Company^
                   7.857%, 08/15/11                                  17,612,280
  7,808,000        Hovnanian Enterprises, Inc.^
                   7.750%, 05/15/13                                   8,315,520
  6,073,000        IMAX Corp.^
                   9.625%, 12/01/10                                   6,505,701
  8,242,000        Intrawest Corp.
                   7.500%, 10/15/13                                   8,530,470
  6,602,000        Jarden Corp.
                   9.750%, 05/01/12                                   7,105,402
  4,338,000        Kellwood Company
                   7.625%, 10/15/17                                   4,446,450
  6,507,000        Landry's Restaurants, Inc.
                   7.500%, 12/15/14                                   6,466,331
                   Mandalay Resort Group^
 18,693,000        10.250%, 08/01/07                                 20,515,568
  5,639,000        7.625%, 07/15/13                                   6,005,535
 11,279,000        Meritage Corp.^
                   7.000%, 05/01/14                                  11,448,185
  5,206,000        NCL Holding, ASA*
                   10.625%, 07/15/14                                  5,570,420
  4,338,000        Oxford Industries, Inc.
                   8.875%, 06/01/11                                   4,674,195
                   Pinnacle Entertainment, Inc.
  7,808,000        8.250%, 03/15/12                                   8,256,960
  4,464,000        8.750%, 10/01/13^                                  4,832,280
  8,689,000        Reader's Digest Association, Inc.
                   6.500%, 03/01/11                                   8,949,670
  5,639,000   CAD  Rogers Cable, Inc.
                   7.250%, 12/15/11                                   4,837,180
  8,676,000   CAD  Rogers Wireless, Inc.
                   7.625%, 12/15/11                                   7,637,262
 11,279,000        Royal Caribbean Cruises,
                   Ltd.
                   7.500%, 10/15/27                                  12,406,900
  4,338,000        Speedway Motorsports, Inc.
                   6.750%, 06/01/13                                   4,500,675
 13,014,000        Standard Pacific Corp.
                   9.250%, 04/15/12                                  14,640,750
  4,338,000        Vail Resorts, Inc.^
                   6.750%, 02/15/14                                   4,457,295
                   Warner Music Group
 16,051,000        7.375%, 04/15/14^                                 16,652,913
  2,169,000   GBP  8.125%, 04/15/14                                   3,888,367
                                                                ---------------
                                                                    239,562,718
                                                                ---------------


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
                   CONSUMER STAPLES (3.5%)
$ 7,375,000        Central Garden & Pet
                   Company
                   9.125%, 02/01/13                             $     8,001,875
 12,797,000        Chiquita Brands International, Inc.^
                   7.500%, 11/01/14                                  12,477,075
  9,977,000        Del Monte Foods Company
                   8.625%, 12/15/12                                  11,024,585
 14,749,000        Jean Coutu Group, Inc.^
                   8.500%, 08/01/14                                  14,693,691
                   Rayovac Corp.^
 20,823,000        7.375%, 02/01/15                                  20,666,828
  5,206,000        8.500%, 10/01/13                                   5,518,360
  5,466,000        Revlon, Inc.^
                   9.500%, 04/01/11                                   5,315,685
  4,079,000        WH Intermediate Holdings, Ltd.
                   9.500%, 04/01/11                                   4,384,925
                                                                ---------------
                                                                     82,083,024
                                                                ---------------
                   ENERGY (5.0%)
                   Chesapeake Energy Corp.^
  6,073,000        6.875%, 01/15/16                                   6,331,102
  3,470,000        7.500%, 06/15/14                                   3,773,625
  3,470,000        Comstock Resources, Inc.
                   6.875%, 03/01/12                                   3,539,400
 12,841,000        Giant Industries, Inc.^
                   8.000%, 05/15/14                                  13,547,255
  4,338,000        Houston Exploration Company
                   7.000%, 06/15/13                                   4,554,900
  4,338,000        KCS Energy, Inc.
                   7.125%, 04/01/12                                   4,468,140
    868,000        Lone Star Technologies, Inc.
                   9.000%, 06/01/11                                     930,930
                   Overseas Shipholding Group, Inc.
  2,429,000        7.500%, 02/15/24                                   2,356,130
  2,169,000        8.750%, 12/01/13                                   2,461,815
                   Petroleo Brasileiro, SA
 14,316,000        9.125%, 07/02/13                                  16,320,240
 13,448,000        8.375%, 12/10/18                                  14,355,740
                   Premcor Refining Group, Inc.
  6,941,000        7.750%, 02/01/12^                                  7,548,338
  1,735,000        7.500%, 06/15/15                                   1,882,475
  9,826,000        Swift Energy Company^
                   9.375%, 05/01/12                                  10,759,470
  6,550,000        Whiting Petroleum Corp.
                   7.250%, 05/01/12                                   6,697,375
 17,352,000        Williams Companies, Inc.
                   7.750%, 06/15/31                                  19,781,280
                                                                ---------------
                                                                    119,308,215
                                                                ---------------
                   FINANCIALS (2.5%)
 34,704,000        Dow Jones TRAC-X North
                   America High Yield Series 4 June
                   2010 Trust 3*^
                   8.000%, 06/29/10                                  35,311,320
 13,014,000        Leucadia National Corp.^
                   7.000%, 08/15/13                                  13,241,745


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
1

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
$ 9,110,000        Senior Housing Properties Trust
                   8.625%, 01/15/12                             $    10,271,525
                                                                ---------------
                                                                     58,824,590
                                                                ---------------
                   HEALTH CARE (4.0%)
  1,909,000        Alpharma, Inc. ^
                   8.625%, 05/01/11                                   1,909,000
  4,338,000        Ameripath, Inc.^
                   10.500%, 04/01/13                                  4,413,915
  3,167,000        Bausch & Lomb, Inc.
                   7.125%, 08/01/28                                   3,333,267
 12,147,000        Beverly Enterprises, Inc.
                   7.875%, 06/15/14                                  13,300,965
  5,206,000        Leiner Health Products
                   Group, Inc.
                   11.000%, 06/01/12                                  4,997,760
  9,544,000        MedCath Corp.^
                   9.875%, 07/15/12                                  10,665,420
  6,073,000        Psychiatric Solutions, Inc.*
                   7.750%, 07/15/15                                   6,224,825
  4,338,000        Quintiles Transnational Corp.
                   10.000%, 10/01/13                                  4,858,560
 16,485,000        Service Corp. International^
                   6.750%, 04/01/16                                  17,000,156
 15,357,000        Tenet Healthcare Corp.*
                   9.250%, 02/01/15                                  15,894,495
 11,713,000        Vanguard Health Systems, Inc.
                   9.000%, 10/01/14                                  12,796,453
                                                                ---------------
                                                                     95,394,816
                                                                ---------------
                   INDUSTRIALS (3.8%)
  4,772,000        Accuride Corp.
                   8.500%, 02/01/15                                   4,974,810
  5,770,000        American Airlines, Inc.^
                   7.250%, 02/05/09                                   5,495,925
  2,603,000        Armor Holdings, Inc.^
                   8.250%, 08/15/13                                   2,830,762
 14,316,000        CNH Global, NV^
                   9.250%, 08/01/11                                  15,568,650
 11,713,000        Cummins, Inc.^
                   9.500%, 12/01/10                                  12,972,148
  4,338,000        Gardner Denver, Inc.*^
                   8.000%, 05/01/13                                   4,598,280
  8,242,000        General Cable Corp.
                   9.500%, 11/15/10                                   8,612,890
  4,338,000        Greenbrier Companies, Inc.*
                   8.375%, 05/15/15                                   4,544,055
  8,676,000        Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                                   9,586,980
  3,258,000        Manitowoc Company, Inc.
                   10.500%, 08/01/12                                  3,697,830
  4,338,000        Monitronics International, Inc.
                   11.750%, 09/01/10                                  4,544,055
  5,206,000        Navistar International Corp.^
                   7.500%, 06/15/11                                   5,401,225
  2,603,000        Orbital Sciences Corp.
                   9.000%, 07/15/11                                   2,837,270
  4,338,000        Sequa Corp.
                   8.875%, 04/01/08                                   4,717,575
                                                                ---------------
                                                                     90,382,455
                                                                ---------------


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
                   INFORMATION TECHNOLOGY (3.5%)
$20,823,000        Advanced Micro Devices, Inc.^
                   7.750%, 11/01/12                             $    21,187,402
  7,375,000        Celestica, Inc.^
                   7.875%, 07/01/11                                   7,633,125
  4,338,000        Freescale Semiconductor, Inc.^
                   7.125%, 07/15/14                                   4,641,660
                   Iron Mountain, Inc.
  9,544,000        6.625%, 01/01/16                                   9,138,380
  2,169,000   GBP  7.250%, 04/15/14*                                  3,611,988
                   Lucent Technologies, Inc.
 11,019,000        6.500%, 01/15/28                                   9,944,648
  5,661,000        6.450%, 03/15/29^                                  5,123,205
  4,338,000        Stratus Technologies, Inc.^
                   10.375%, 12/01/08                                  4,403,070
  4,338,000        SunGard Data Systems Inc.*=\=
                   9.125%, 08/15/13                                   4,500,675
 13,014,000        Telcordia Technologies*
                   10.000%, 03/15/13                                 12,688,650
                                                                ---------------
                                                                     82,872,803
                                                                ---------------
                   MATERIALS (4.2%)
 10,845,000        Aleris International, Inc.
                   10.375%, 10/15/10                                 12,010,837
 10,411,000        Arch Western Finance, LLC
                   6.750%, 07/01/13                                  10,749,357
  2,603,000        Century Aluminum Company^
                   7.500%, 08/15/14                                   2,681,090
 13,647,000        Freeport-McMoRan Copper &
                   Gold, Inc.^
                   10.125%, 02/01/10                                 15,216,405
  8,242,000        Georgia-Pacific Corp.
                   7.375%, 12/01/25                                   8,983,780
  8,676,000        IPSCO, Inc.
                   8.750%, 06/01/13                                   9,738,810
  7,158,000        Novelis, Inc.*
                   7.250%, 02/15/15                                   7,354,845
                   Steel Dynamics, Inc.
  7,080,000        9.500%, 03/15/09^                                  7,593,300
    295,000        9.500%, 03/15/09                                     316,388
  6,941,000        U.S. Concrete, Inc.^
                   8.375%, 04/01/14                                   6,698,065
                   Union Carbide Corp.
  9,500,000        7.875%, 04/01/23^                                 10,561,958
  7,505,000        7.500%, 06/01/25                                   8,131,135
                                                                ---------------
                                                                    100,035,970
                                                                ---------------
                   TELECOMMUNICATION SERVICES (2.0%)
                   Alamosa Holdings, Inc.^
 11,279,000        8.500%, 01/31/12                                  12,265,912
  4,338,000        11.000%, 07/31/10                                  4,967,010
 19,087,000        AT&T Corp.
                   9.750%, 11/15/31                                  24,813,100
  3,904,000        IPCS Escrow Company
                   11.500%, 05/01/12                                  4,450,560
                                                                ---------------
                                                                     46,496,582
                                                                ---------------


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
2

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
                   UTILITIES (0.6%)
$ 5,206,000        Calpine Corp.^
                   8.500%, 02/15/11                             $     3,644,200
 10,411,000        Edison International^
                   7.730%, 06/15/09                                  11,035,660
                                                                ---------------
                                                                     14,679,860
                                                                ---------------
                   TOTAL CORPORATE BONDS
                   (Cost $903,594,898)                              929,641,033
                                                                ---------------
CONVERTIBLE BONDS (9.4%)
                   CONSUMER DISCRETIONARY (1.9%)
  7,000,000        General Motors Corp.+
                   6.250%, 07/15/33                                   6,297,200
  4,462,000        Lions Gate Entertainment Corp.^
                   3.625%, 03/15/25                                   4,551,240
 32,000,000        Walt Disney Company^
                   2.125%, 04/15/23                                  33,120,000
                                                                ---------------
                                                                     43,968,440
                                                                ---------------
                   ENERGY (1.3%)
 10,500,000        Cal Dive International, Inc.*^
                   3.250%, 12/15/25                                  12,468,750
 15,000,000        Repsol Ypf, SA
                   4.500%, 01/26/11                                  19,034,517
                                                                ---------------
                                                                     31,503,267
                                                                ---------------
                   FINANCIALS (1.2%)
  8,700,000        Host Marriott Corp.*^
                   3.250%, 04/15/24                                  10,179,000
    750,000        Travelers Property Casualty Corp.
                   4.500%, 04/15/32                                  18,007,500
                                                                ---------------
                                                                     28,186,500
                                                                ---------------
                   INDUSTRIALS (1.4%)
  9,000,000        GATX Corp.
                   7.500%, 02/01/07                                  11,070,000
 16,000,000        Lockheed Martin Corp.^++
                   3.018%, 08/15/33                                  17,003,040
  4,500,000        Quanta Services, Inc.
                   4.500%, 10/01/23                                   5,073,750
                                                                ---------------
                                                                     33,146,790
                                                                ---------------
                   INFORMATION TECHNOLOGY (1.5%)
 16,500,000        Advanced Micro Devices, Inc.^++
                   4.750%, 02/01/22                                  17,448,750
 14,500,000        DST Systems, Inc.^
                   4.125%, 08/15/23                                  17,363,750
                                                                ---------------
                                                                     34,812,500
                                                                ---------------
                   MATERIALS (0.6%)
 10,700,000        Freeport-McMoRan Copper & Gold, Inc.
                   7.000%, 02/11/11                                  15,354,500
                                                                ---------------
                   UTILITIES (1.5%)
 14,000,000        Centerpoint Energy, Inc.
                   3.750%, 05/15/23                                  17,500,000


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
$ 8,750,000   GBP  Scottish and Southern
                   Energy, PLC
                   3.750%, 10/29/09                             $    17,301,079
                                                                ---------------
                                                                     34,801,079
                                                                ---------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $219,234,801)                              221,773,076
                                                                ---------------
SYNTHETIC CONVERTIBLE SECURITIES (7.0%)
                 CORPORATE BONDS (6.0%)
                   CONSUMER DISCRETIONARY (1.5%)
    662,000        Asbury Automotive Group, Inc.^
                   8.000%, 03/15/14                                     662,000
  1,059,000        Aztar Corp.^
                   7.875%, 06/15/14                                   1,133,130
  1,503,000        Beazer Homes USA, Inc.
                   8.375%, 04/15/12                                   1,621,361
    662,000        Boyd Gaming Corp.
                   7.750%, 12/15/12                                     711,650
  1,125,000   GBP  EMI Group, PLC
                   9.750%, 05/20/08                                   2,173,781
  2,648,000        Goodyear Tire & Rubber Company^
                   7.857%, 08/15/11                                   2,687,720
  1,192,000        Hovnanian Enterprises, Inc.^
                   7.750%, 05/15/13                                   1,269,480
    927,000        IMAX Corp.^
                   9.625%, 12/01/10                                     993,049
  1,258,000        Intrawest Corp.
                   7.500%, 10/15/13                                   1,302,030
  1,007,000        Jarden Corp.
                   9.750%, 05/01/12                                   1,083,784
    662,000        Kellwood Company
                   7.625%, 10/15/17                                     678,550
    993,000        Landry's Restaurants, Inc.
                   7.500%, 12/15/14                                     986,794
                   Mandalay Resort Group^
  2,852,000        10.250%, 08/01/07                                  3,130,070
    861,000        7.625%, 07/15/13                                     916,965
  1,721,000        Meritage Corp.^
                   7.000%, 05/01/14                                   1,746,815
    794,000        NCL Holding, ASA*
                   10.625%, 07/15/14                                    849,580
    662,000        Oxford Industries, Inc.
                   8.875%, 06/01/11                                     713,305
                   Pinnacle Entertainment, Inc.
  1,192,000        8.250%, 03/15/12                                   1,260,540
    681,000        8.750%, 10/01/13^                                    737,182
  1,326,000        Reader's Digest Association, Inc.
                   6.500%, 03/01/11                                   1,365,780
    861,000   CAD  Rogers Cable, Inc.
                   7.250%, 12/15/11                                     738,573
  1,324,000   CAD  Rogers Wireless, Inc.
                   7.625%, 12/15/11                                   1,165,483
  1,721,000        Royal Caribbean Cruises, Ltd.
                   7.500%, 10/15/27                                   1,893,100
    662,000        Speedway Motorsports, Inc.
                   6.750%, 06/01/13                                     686,825


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
3

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
$ 1,986,000        Standard Pacific Corp.
                   9.250%, 04/15/12                             $     2,234,250
    662,000        Vail Resorts, Inc.^
                   6.750%, 02/15/14                                     680,205
                   Warner Music Group
  2,449,000        7.375%, 04/15/14^                                  2,540,838
    331,000   GBP  8.125%, 04/15/14                                     593,384
                                                                ---------------
                                                                     36,556,224
                                                                ---------------
                   CONSUMER STAPLES (0.5%)
  1,125,000        Central Garden & Pet
                   Company
                   9.125%, 02/01/13                                   1,220,625
  1,953,000        Chiquita Brands International, Inc.^
                   7.500%, 11/01/14                                   1,904,175
  1,523,000        Del Monte Foods Company
                   8.625%, 12/15/12                                   1,682,915
  2,251,000        Jean Coutu Group, Inc.^
                   8.500%, 08/01/14                                   2,242,559
                   Rayovac Corp.^
  3,177,000        7.375%, 02/01/15                                   3,153,172
    794,000        8.500%, 10/01/13                                     841,640
    834,000        Revlon, Inc.^
                   9.500%, 04/01/11                                     811,065
    623,000        WH Intermediate Holdings, Ltd.
                   9.500%, 04/01/11                                     669,725
                                                                ---------------
                                                                     12,525,876
                                                                ---------------
                   ENERGY (0.8%)
                   Chesapeake Energy Corp.^
    927,000        6.875%, 01/15/16                                     966,397
    530,000        7.500%, 06/15/14                                     576,375
    530,000        Comstock Resources, Inc.
                   6.875%, 03/01/12                                     540,600
  1,959,000        Giant Industries, Inc.^
                   8.000%, 05/15/14                                   2,066,745
    662,000        Houston Exploration Company
                   7.000%, 06/15/13                                     695,100
    662,000        KCS Energy, Inc.
                   7.125%, 04/01/12                                     681,860
    132,000        Lone Star Technologies, Inc.
                   9.000%, 06/01/11                                     141,570
                   Overseas Shipholding Group, Inc.
    371,000        7.500%, 02/15/24                                     359,870
    331,000        8.750%, 12/01/13                                     375,685
                   Petroleo Brasileiro, SA
  2,184,000        9.125%, 07/02/13                                   2,489,760
  2,052,000        8.375%, 12/10/18                                   2,190,510
                   Premcor Refining Group, Inc.
  1,059,000        7.750%, 02/01/12^                                  1,151,663
    265,000        7.500%, 06/15/15                                     287,525
  1,499,000        Swift Energy Company^
                   9.375%, 05/01/12                                   1,641,405
  1,000,000        Whiting Petroleum Corp.
                   7.250%, 05/01/12                                   1,022,500
  2,648,000        Williams Companies, Inc.
                   7.750%, 06/15/31                                   3,018,720
                                                                ---------------
                                                                     18,206,285
                                                                ---------------


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
                   FINANCIALS (0.4%)
$ 5,296,000        Dow Jones TRAC-X North
                   America High Yield Series 4 June 2010
                   Trust 3*^
                   8.000%, 06/29/10                             $     5,388,680
  1,986,000        Leucadia National Corp.^
                   7.000%, 08/15/13                                   2,020,755
  1,390,000        Senior Housing Properties Trust
                   8.625%, 01/15/12                                   1,567,225
                                                                ---------------
                                                                      8,976,660
                                                                ---------------
                   HEALTH CARE (0.6%)
    291,000        Alpharma, Inc. ^
                   8.625%, 05/01/11                                     291,000
    662,000        Ameripath, Inc.^
                   10.500%, 04/01/13                                    673,585
    483,000        Bausch & Lomb, Inc.
                   7.125%, 08/01/28                                     508,357
  1,853,000        Beverly Enterprises, Inc.
                   7.875%, 06/15/14                                   2,029,035
    794,000        Leiner Health Products
                   Group, Inc.
                   11.000%, 06/01/12                                    762,240
  1,456,000        MedCath Corp.^
                   9.875%, 07/15/12                                   1,627,080
    927,000        Psychiatric Solutions, Inc.*
                   7.750%, 07/15/15                                     950,175
    662,000        Quintiles Transnational Corp.
                   10.000%, 10/01/13                                    741,440
  2,515,000        Service Corp. International^
                   6.750%, 04/01/16                                   2,593,594
  2,343,000        Tenet Healthcare Corp.*
                   9.250%, 02/01/15                                   2,425,005
  1,787,000        Vanguard Health Systems, Inc.
                   9.000%, 10/01/14                                   1,952,298
                                                                ---------------
                                                                     14,553,809
                                                                ---------------
                   INDUSTRIALS (0.6%)
    728,000        Accuride Corp.
                   8.500%, 02/01/15                                     758,940
    880,000        American Airlines, Inc.^
                   7.250%, 02/05/09                                     838,200
    397,000        Armor Holdings, Inc.^
                   8.250%, 08/15/13                                     431,737
  2,184,000        CNH Global, NV^
                   9.250%, 08/01/11                                   2,375,100
  1,787,000        Cummins, Inc.^
                   9.500%, 12/01/10                                   1,979,103
    662,000        Gardner Denver, Inc.*^
                   8.000%, 05/01/13                                     701,720
  1,258,000        General Cable Corp.
                   9.500%, 11/15/10                                   1,314,610
    662,000        Greenbrier Companies, Inc.*
                   8.375%, 05/15/15                                     693,445
  1,324,000        Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                                   1,463,020
    497,000        Manitowoc Company, Inc.
                   10.500%, 08/01/12                                    564,095
    662,000        Monitronics International, Inc.
                   11.750%, 09/01/10                                    693,445


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
4

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
$   794,000        Navistar International Corp.^
                   7.500%, 06/15/11                             $       823,775
    397,000        Orbital Sciences Corp.
                   9.000%, 07/15/11                                     432,730
    662,000        Sequa Corp.
                   8.875%, 04/01/08                                     719,925
                                                                ---------------
                                                                     13,789,845
                                                                ---------------
                   INFORMATION TECHNOLOGY (0.5%)
  3,177,000        Advanced Micro Devices, Inc.^
                   7.750%, 11/01/12                                   3,232,597
  1,125,000        Celestica, Inc.^
                   7.875%, 07/01/11                                   1,164,375
    662,000        Freescale Semiconductor, Inc.^
                   7.125%, 07/15/14                                     708,340
                   Iron Mountain, Inc.
  1,456,000        6.625%, 01/01/16                                   1,394,120
    331,000   GBP  7.250%, 04/15/14*                                    551,207
                   Lucent Technologies, Inc.
  1,681,000        6.500%, 01/15/28                                   1,517,103
    864,000        6.450%, 03/15/29^                                    781,920
    662,000        Stratus Technologies, Inc.^
                   10.375%, 12/01/08                                    671,930
    662,000        SunGard Data Systems Inc.*=\=
                   9.125%, 08/15/13                                     686,825
  1,986,000        Telcordia Technologies*
                   10.000%, 03/15/13                                  1,936,350
                                                                ---------------
                                                                     12,644,767
                                                                ---------------
                   MATERIALS (0.7%)
  1,655,000        Aleris International, Inc.
                   10.375%, 10/15/10                                  1,832,912
  1,589,000        Arch Western Finance, LLC
                   6.750%, 07/01/13                                   1,640,643
    397,000        Century Aluminum Company^
                   7.500%, 08/15/14                                     408,910
  2,083,000        Freeport-McMoRan Copper & Gold, Inc.^
                   10.125%, 02/01/10                                  2,322,545
  1,258,000        Georgia-Pacific Corp.
                   7.375%, 12/01/25                                   1,371,220
  1,324,000        IPSCO, Inc.
                   8.750%, 06/01/13                                   1,486,190
  1,092,000        Novelis, Inc.*
                   7.250%, 02/15/15                                   1,122,030
                   Steel Dynamics, Inc.
  1,080,000        9.500%, 03/15/09^                                  1,158,300
     45,000        9.500%, 03/15/09                                      48,263
  1,059,000        U.S. Concrete, Inc.^
                   8.375%, 04/01/14                                   1,021,935
                   Union Carbide Corp.
  1,450,000        7.875%, 04/01/23^                                  1,612,088
  1,145,000        7.500%, 06/01/25                                   1,240,526
                                                                ---------------
                                                                     15,265,562
                                                                ---------------
                   TELECOMMUNICATION SERVICES (0.3%)
                   Alamosa Holdings, Inc.^
  1,721,000        8.500%, 01/31/12                                   1,871,587
    662,000        11.000%, 07/31/10                                    757,990


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
$ 2,913,000        AT&T Corp.
                   9.750%, 11/15/31                             $     3,786,900
    596,000        IPCS Escrow Company
                   11.500%, 05/01/12                                    679,440
                                                                ---------------
                                                                      7,095,917
                                                                ---------------
                   UTILITIES (0.1%)
    794,000        Calpine Corp.^
                   8.500%, 02/15/11                                     555,800
  1,589,000        Edison International^
                   7.730%, 06/15/09                                   1,684,340
                                                                ---------------
                                                                      2,240,140
                                                                ---------------

                   TOTAL CORPORATE BONDS                            141,855,085
                                                                ---------------


NUMBER OF
CONTRACTS                                                            VALUE
--------------------------------------------------------------------------------
                  OPTIONS (1.0%)
                   CONSUMER DISCRETIONARY (0.5%)
      1,600        eBay, Inc.#
                   Call, 01/20/07, Strike 42.50                       1,168,000
      7,450        Home Depot, Inc.#
                   Call, 01/20/07, Strike 40.00                       5,662,000
      6,000        YUM! Brands, Inc.#
                   Call, 01/20/07, Strike 50.00                       4,710,000
                                                                ---------------
                                                                     11,540,000
                                                                ---------------
                   CONSUMER STAPLES (0.1%)
      3,000        Altria Group, Inc.#
                   Call, 01/20/07, Strike 65.00                       2,220,000
                                                                ---------------
                   ENERGY (0.2%)
        750        Amerada Hess Corp.#
                   Call, 01/20/07, Strike 100.00                      2,193,750
      3,800        Chevrontexaco Corp.#
                   Call, 01/20/07, Strike 60.00                       2,090,000
                                                                ---------------
                                                                      4,283,750
                                                                ---------------
                   FINANCIALS (0.0%)
      1,500        Allstate Corp.#
                   Call, 01/20/07, Strike 55.00                       1,470,000
                                                                ---------------
                   INFORMATION TECHNOLOGY (0.2%)
      4,800        Apple Computer, Inc.#
                   Call, 01/20/07, Strike 37.50                       5,520,000
                                                                ---------------

                   TOTAL OPTIONS                                     25,033,750
                                                                ---------------
                   TOTAL SYNTHETIC
                   CONVERTIBLE SECURITIES
                   (Cost $159,256,380)                              166,888,835
                                                                ---------------


NUMBER OF
  SHARES                                                             VALUE
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (23.0%)
                   CONSUMER DISCRETIONARY (4.1%)
  2,325,000        Ford Motor Company Capital
                   Trust II
                   6.500%                                            96,975,750
                                                                ---------------


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
5

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


NUMBER OF
  SHARES                                                             VALUE
--------------------------------------------------------------------------------
                   CONSUMER STAPLES (1.1%)
  1,105,000        Albertson's, Inc.
                   7.250%                                       $    25,138,750
                                                                ---------------
                   ENERGY (1.6%)
    110,000        Amerada Hess Corp.
                   7.000%                                            11,193,600
    210,700        Chesapeake Energy Corp.*
                   5.000%                                            26,495,525
                                                                ---------------
                                                                     37,689,125
                                                                ---------------
                   FINANCIALS (10.4%)
  1,325,000        Chubb Corp.
                   7.000%                                            42,890,250
 27,600,000        Fortis, NV (Assurant)*
                   7.750%                                            30,739,500
    650,000        Genworth Financial, Inc.
                   6.000%                                            22,789,000
    515,000        Hartford Financial
                   Services Group, Inc.
                   7.000%                                            37,692,850
    725,000        Lazard, Ltd.
                   6.625%                                            17,813,250
  1,250,000        Lehman Brothers Holdings, Inc.
                   6.250%                                            32,312,500
    460,000        Merrill Lynch & Company, Inc.
                   6.750%                                            16,980,440
    675,000        Metlife, Inc.
                   6.375%                                            18,677,250
    470,000        National Australia Bank, Ltd.
                   7.875%                                            18,494,500
     35,000        State Street Corp.
                   6.750%                                             7,770,000
                                                                ---------------
                                                                    246,159,540
                                                                ---------------
                   HEALTH CARE (3.0%)
    635,000        Baxter International, Inc.
                   7.000%                                            35,763,200
    639,000        Schering-Plough Corp.
                   6.000%                                            34,953,300
                                                                ---------------
                                                                     70,716,500
                                                                ---------------
                   INDUSTRIALS (0.7%)
  6,500,000   GBP  BAE Systems, PLC
                   7.750%                                            17,526,435
                                                                ---------------
                   INFORMATION TECHNOLOGY (1.2%)
    255,000        Xerox Corp.
                   6.250%                                            29,427,000
                                                                ---------------
                   UTILITIES (0.9%)
                   Southern Union Company
    200,000        5.000%                                            10,130,000
    150,000        5.750%                                            11,145,000
                                                                ---------------
                                                                     21,275,000
                                                                ---------------
                   TOTAL CONVERTIBLE
                   PREFERRED STOCKS
                   (Cost $542,962,396)                              544,908,100
                                                                ---------------
COMMON STOCKS (63.3%)
                   CONSUMER DISCRETIONARY (3.1%)
    577,000        General Motors Corp.^                             21,245,140


NUMBER OF
  SHARES                                                             VALUE
--------------------------------------------------------------------------------
    731,000        May Department Stores Company                $    30,007,550
    490,000        Maytag Corp.^                                      8,266,300
    300,000        Reader's Digest Association, Inc.^                 4,872,000
    375,000        Tupperware Corporation^                            7,998,750
                                                                ---------------
                                                                     72,389,740
                                                                ---------------
                   CONSUMER STAPLES (3.0%)
    320,000        Altria Group, Inc.^                               21,427,200
    420,000        Reynolds American, Inc.^                          34,990,200
    696,200        Sara Lee Corp.                                    13,875,266
                                                                ---------------
                                                                     70,292,666
                                                                ---------------
                   ENERGY (9.5%)
  1,040,000        Chevrontexaco Corp.                               60,330,400
    732,000        ConocoPhillips                                    45,815,880
    300,000        General Maritime Corp.^                           11,697,000
    455,000        Kerr-Mcgee Corp.^                                 36,495,550
    325,000        Marathon Oil Corporation                          18,967,000
    360,000   EUR  OMV, AG                                           16,764,366
    395,000        PetroChina Company, Ltd.^                         35,245,850
                                                                ---------------
                                                                    225,316,046
                                                                ---------------
                   FINANCIALS (15.8%)
    732,900        Allstate Corp.                                    44,897,454
    980,000        Bank of America Corp.                             42,728,000
  1,372,000        Citigroup, Inc.                                   59,682,000
    477,000        Federal National Mortgage Association             26,645,220
    568,700        General Growth Properties, Inc.^                  26,148,826
    176,000        Jefferson-Pilot Corp.                              8,829,920
    559,600        Mills Corp.^                                      36,407,576
  1,395,100        New York Community Bancorp, Inc.^                 25,614,036
  2,428,000        Washington Mutual, Inc.                          103,141,440
                                                                ---------------
                                                                    374,094,472
                                                                ---------------
                   HEALTH CARE (11.7%)
  4,146,000        Bristol-Myers Squibb Company^                    103,567,080
  1,300,000        Johnson & Johnson                                 83,148,000
  1,755,000        Merck & Company, Inc.^                            54,510,300
  1,407,000        Pfizer, Inc.                                      37,285,500
                                                                ---------------
                                                                    278,510,880
                                                                ---------------
                   INDUSTRIALS (6.3%)
    630,000        Caterpillar, Inc.<>                               33,963,300
    819,000        General Electric Company                          28,255,500
    450,000        Masco Corp.^                                      15,259,500
    350,000        R.R. Donnelley & Sons Company^                    12,617,500
    870,000        Raytheon Company                                  34,217,100
    920,000        Waste Management, Inc.                            25,870,400
                                                                ---------------
                                                                    150,183,300
                                                                ---------------
                   INFORMATION TECHNOLOGY (3.3%)
  1,382,000        Intel Corp.                                       37,507,480
    650,000        Microsoft Corp.                                   16,646,500
  1,500,000        Nokia Corp.                                       23,925,000
                                                                ---------------
                                                                     78,078,980
                                                                ---------------
                   MATERIALS (1.2%)
    215,000        Bemis Company, Inc.                                5,805,000
    400,000        Lubrizol Corp.                                    17,600,000
    270,000        RPM International, Inc.^                           5,062,500
                                                                ---------------
                                                                     28,467,500
                                                                ---------------


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
6

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


NUMBER OF
  SHARES                                                             VALUE
--------------------------------------------------------------------------------
                   TELECOMMUNICATION SERVICES (9.4%)
    900,000   CAD  BCE Inc.                                        $ 21,800,580
  1,850,000        Bellsouth Corp.^                                  51,060,000
  3,071,000        SBC Communications, Inc.^                         75,085,950
  1,465,000        Sprint Corp.^                                     39,408,500
  1,039,000        Verizon Communications, Inc.                      35,564,970
                                                                ---------------
                                                                    222,920,000
                                                                ---------------
                   TOTAL COMMON STOCKS
                   (Cost $1,434,513,539)                          1,500,253,584
                                                                ---------------


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.3%)
$ 9,057,000        Citigroup, Inc.
                   3.190%, 08/01/05                                   9,057,000
 45,000,000        UBS Finance, Inc.
                   3.190%, 08/01/05                                  45,000,000
                                                               ----------------
                   TOTAL SHORT-TERM
                   INVESTMENTS
                   (Cost $54,057,000)                                54,057,000
                                                                ---------------


NUMBER OF
  SHARES                                                             VALUE
--------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (21.8%)
516,733,485        Bank of New York Institutional
                   Cash Reserve Fund
                   current rate 3.400%
                   (Cost $516,733,485)                              516,733,485
                                                                ---------------
TOTAL INVESTMENTS (166.0%)
(Cost $3,830,352,499)                                             3,934,255,113
                                                                ---------------


NUMBER OF
CONTRACTS                                                            VALUE
--------------------------------------------------------------------------------
WRITTEN OPTION (-0.1%)
      2,342        Caterpillar, Inc.#
                   Call, 08/20/05, Strike 47.50
                   (Premium Received $390,968)                       (1,522,300)
                                                                ---------------
PAYABLE UPON RETURN OF
SECURITIES ON LOAN (-21.8%)                                        (516,733,485)
                                                                ---------------
OTHER ASSETS, LESS LIABILITIES (1.5%)                                34,448,653
                                                                ---------------
PREFERRED SHARES AT REDEMPTION VALUE
INCLUDING DIVIDENDS PAYABLE (-45.6%)                             (1,080,455,366)
                                                                ---------------
NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                                           $ 2,369,992,615
                                                                ---------------


NOTES TO SCHEDULE OF INVESTMENTS

NOTE: VALUES FOR SECURITIES DENOMINATED IN FOREIGN
CURRENCIES ARE SHOWN IN U.S. DOLLARS.

* 144A SECURITIES ARE THOSE THAT ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES ARE GENERALLY ISSUED TO QUALIFIED INSTITUTIONAL BUYERS ("QIBS"), SUCH AS THE FUND. ANY RESALE OF THESE SECURITIES MUST GENERALLY BE EFFECTED THROUGH A SALE THAT IS EXEMPT FROM REGISTRATION (E.G. A SALE TO ANOTHER QIB), OR THE SECURITY MUST BE REGISTERED FOR PUBLIC SALE. AT JULY 31, 2005, THE MARKET VALUE OF 144A SECURITIES THAT COULD NOT BE EXCHANGED TO THE REGISTERED FORM WAS $195,487,345 OR 8.2% OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS OF THE FUND.
^     SECURITY, OR PORTION OF SECURITY, IS ON LOAN.
#     NON-INCOME PRODUCING SECURITY.
+ SECURITY IS PURCHASED AT A PRICE THAT TAKES INTO ACCOUNT THE VALUE, IF ANY, OF ACCRUED BUT UNPAID INTEREST.
++ VARIABLE RATE SECURITY. THE INTEREST RATE SHOWN IS THE RATE IN EFFECT AT JULY 31, 2005.
<>    SECURITY POSITION IS HELD IN A SEGREGATED ACCOUNT AS COLLATERAL FOR
      WRITTEN OPTIONS AGGREGATING A TOTAL MARKET VALUE OF $12,625,722.
=\=   WHEN-ISSUED SECURITY. TO BE DELIVERED/SETTLED AFTER JULY 31, 2005.



FOREIGN CURRENCY ABBREVIATIONS
CAD   Canadian Dollar
EUR   European Monetary Unit
GBP   British Pound Sterling


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
7

                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)


NOTE 1

PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities that are traded on a securities exchange in the United States, except an option security, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for such option security, such security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation by Nasdaq, or lacking any current reported sale on Nasdaq at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

-------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate selected by the advisor from rates quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.


OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

WHEN-ISSUED/DELAYED-DELIVERY TRANSACTIONS. The Funds may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond July 31, 2005.


NOTE 2

INVESTMENTS. The following information is presented on an income tax basis as of July 31, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at July 31, 2005 was as follows:

Cost basis of investments                               $3,838,889,061
                                                        ==============
Gross unrealized appreciation                              240,185,242
Gross unrealized depreciation                             (144,819,190)
                                                          ------------
Net unrealized appreciation (depreciation)               $  95,366,052
                                                         =============


NOTE 3

SYNTHETIC CONVERTIBLE SECURITIES. The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess economic characteristics similar to a convertible

-------------------------------------------------------------------------------
security, i.e., an income component and the right or obligation to convert to an equity security ("convertible component"). The income component is achieved by investing in non-convertible, fixed income securities such as bonds, preferred stocks, money market instruments, and other instruments that provide an income component. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.


NOTE 4

PREFERRED SHARES. There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 43,200 shares of Preferred Shares outstanding consist of seven series, 7,040 shares of M, 7,040 shares of TU, 7,040 shares of W, 7,040 shares of TH, 7,040 shares of F, 4,000 shares of A, and 4,000 shares of B. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 1.81% to 3.61% for the nine months ended July 31, 2005. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.


NOTE 5

INTEREST RATE TRANSACTIONS. The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to

-------------------------------------------------------------------------------
an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Details of the swap agreements outstanding as of July 31, 2005 were as follows:

                                                                                    Unrealized
                  Termination       Notional       Fixed Rate     Floating Rate    Appreciation
Counterparty         Date         Amount (000)    (Fund Pays)   (Fund Receives)   (Depreciation)
--------------------------------------------------------------------------------------------------
 Citibank NA       June 4, 2006    $150,000          3.04%       1month LIBOR      $ 1,281,744
 Citibank NA   February 4, 2007     150,000          3.68%       1month LIBOR        1,118,046
 Citibank NA       June 4, 2007     150,000          3.61%       1month LIBOR        1,745,195
 Citibank NA   February 4, 2008     150,000          3.88%       1month LIBOR        1,611,177
 Citibank NA       June 4, 2009     200,000          4.34%       1month LIBOR          385,904
 Citibank NA   February 4, 2010     200,000          4.14%       1month LIBOR        2,501,360
                                                                                   -----------
                                                                                   $ 8,643,426

NOTE 6

SECURITIES LENDING. During the period ended July 31, 2005, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At July 31, 2005, the Fund had securities valued at $504,241,312 that were on loan to broker-dealers and banks and $516,733,485 in cash or cash equivalent collateral.

--------------------------------------------------------------------------------


ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

 (a) Certification of Principal Executive Officer.

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, John P. Calamos, Sr., certify that:

1. I have reviewed this report on Form N-Q of Calamos Strategic Total Return
Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 28, 2005

/s/ John P. Calamos, Sr.
-------------------------------
Principal Executive Officer


(b) Certification of Principal Financial Officer.

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Patrick H. Dudasik, certify that:

1. I have reviewed this report on Form N-Q of Calamos Strategic Total Return
Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 28, 2005

/s/ Patrick H. Dudasik
-------------------------------
Principal Financial Officer

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By:      /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:    John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:    September 28, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By:      /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:    John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:    September 28, 2005

By:      /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:    Patrick H. Dudasik
Title:   Principal Financial Officer
Date:    September 28, 2005